Consolidated Schedule of Investments (unaudited) October 31, 2019	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 49.0%

Beverages — 0.6%
Constellation Brands, Inc., Class A	6,028	$1,147,309

Biotechnology — 0.1%
StillCanna, Inc.(a)	440,928	130,561

Chemicals — 3.6%
American Vanguard Corp.(b)	35,444	495,507
CF Industries Holdings, Inc.	16,276	738,117
FMC Corp.	18,540	1,696,410
Koninklijke DSM NV	9,270	1,100,238
Robertet SA	995	898,876
Symrise AG	7,379	709,173
Umicore SA	8,172	337,340
UPL Ltd.	148,344	1,246,540

		7,222,201

Containers & Packaging — 0.7%
Graphic Packaging Holding Co.	90,533	1,417,747

Electronic Equipment, Instruments & Components — 0.3%
Trimble, Inc.(a)	14,945	595,409

Energy Equipment & Services — 0.4%
Baker Hughes Co.	28,346	606,604
Schlumberger Ltd.	5,203	170,086

		776,690

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	3,868	1,149,221
Grocery Outlet Holding Corp.(a)	34,035	1,085,717
Kroger Co.	44,560	1,097,958
Total Produce PLC	572,322	931,933

		4,264,829

Food Products — 7.3%
BRF SA — ADR(a)	62,775	549,909
Calavo Growers, Inc.	10,667	925,149
Costa Group Holdings Ltd.(a)	236,758	375,382
Cranswick PLC	24,667	991,805
Freshpet, Inc.(a)(b)	12,089	631,771
Greencore Group PLC	236,178	710,074
Gruma SAB de CV, Class B	102,940	1,077,160
Hormel Foods Corp.	19,147	782,921
JBS SA	133,490	941,636
Kerry Group PLC, Class A	13,248	1,601,663
Leroy Seafood Group ASA	124,642	837,282
Nestlé SA, Registered Shares	14,494	1,550,588
Norway Royal Salmon ASA	46,187	1,090,871
PureCircle Ltd.(a)	297,873	506,236
Salmar ASA	12,059	562,766
Tyson Foods, Inc., Class A	19,004	1,573,341

		14,708,554

Internet & Direct Marketing Retail — 1.0%
Delivery Hero SE(a)(c)	12,851	603,004
HelloFresh SE(a)	32,744	570,433
Ocado Group PLC(a)	52,477	904,511

		2,077,948

Machinery — 1.4%
Ag Growth International, Inc.	28,268	919,016
Deere & Co.	4,732	824,030
Marel HF(a)(c)	213,915	992,490

		2,735,536

Metals & Mining — 15.6%
Agnico Eagle Mines Ltd.	29,880	1,836,448
Alacer Gold Corp.(a)	25,481	126,138
Alamos Gold, Inc., Class A	64,508	351,167
Anglo American PLC	45,995	1,183,781
AngloGold Ashanti Ltd. — ADR(b)	45,642	1,007,775
B2Gold Corp.(a)	162,423	570,965

Security	Shares	Value

Metals & Mining (continued)
Barrick Gold Corp.(b)	169,320	$2,939,395
BHP Group PLC	116,719	2,475,680
Boliden AB	9,050	244,056
Centamin PLC	161,888	244,881
Centerra Gold, Inc.(a)	48,123	410,312
Coronado Global Resources, Inc. — CDI(c)	91,669	151,365
Endeavour Mining Corp.(a)	21,826	395,224
ERO Copper Corp.(a)	27,674	345,846
Evolution Mining Ltd.	155,816	444,448
First Quantum Minerals Ltd.	44,992	380,200
Franco-Nevada Corp.	11,955	1,160,010
Freeport-McMoRan, Inc.	51,937	510,021
Fresnillo PLC	22,535	208,196
Glencore PLC	218,763	660,312
Gold Fields Ltd. — ADR	30,274	187,093
Gold Road Resources Ltd.(a)	52,399	41,116
Iluka Resources Ltd.	30,597	198,050
Impala Platinum Holdings Ltd.(a)	38,171	262,806
Ivanhoe Mines Ltd., Class A(a)	55,517	137,834
KAZ Minerals PLC	41,683	254,739
Lundin Mining Corp.	85,495	431,662
MAG Silver Corp.(a)	15,094	148,980
Metro Mining Ltd.(a)	557,691	47,848
MMC Norilsk Nickel PJSC — ADR	8,057	223,526
Neo Lithium Corp.(a)	143,078	54,316
Nevada Copper Corp.(a)	406,121	60,127
Newcrest Mining Ltd.	90,982	1,985,988
Newmont Goldcorp Corp.	94,749	3,764,378
Nickel Mines Ltd.(a)	533,828	234,301
Northern Star Resources Ltd.	100,478	681,073
OceanaGold Corp.	181,705	435,949
OZ Minerals Ltd.	69,240	483,118
Polyus PJSC — GDR, Registered Shares	9,290	548,103
Pretium Resources, Inc.(a)	33,170	334,193
Rio Tinto PLC	23,660	1,231,786
Saracen Mineral Holdings Ltd.(a)	71,600	185,259
Sierra Metals, Inc.(a)(b)	37,260	53,184
Sigma Lithium Resources Corp.(a)	125,653	169,814
Sociedad Minera Cerro Verde SAA	15,540	271,950
SolGold PLC(a)	356,716	96,411
Stelco Holdings, Inc.	8,260	64,281
Teck Resources Ltd., Class B	35,033	553,783
Titan Mining Corp.(a)(b)	159,796	36,397
Torex Gold Resources, Inc.(a)	14,923	218,333
Vale SA — ADR(a)	105,576	1,239,462
Wheaton Precious Metals Corp.	36,177	1,014,088

		31,296,168

Oil, Gas & Consumable Fuels — 14.4%
BP PLC	421,400	2,672,259
Cairn Energy PLC(a)	131,667	304,223
Canadian Natural Resources Ltd.	28,961	730,237
Chevron Corp.	9,873	1,146,650
CNOOC Ltd.	382,000	568,512
Concho Resources, Inc.	8,253	557,243
ConocoPhillips	29,500	1,628,400
Enbridge, Inc.	13,150	478,935
Eni SpA	56,388	855,462
EOG Resources, Inc.	15,682	1,086,919
Equinor ASA	32,040	594,845
Exxon Mobil Corp.	39,245	2,651,785
Galp Energia SGPS SA	21,882	349,998
Hess Corp.	5,464	359,258
Kosmos Energy Ltd.	84,995	526,969
Lundin Petroleum AB	7,950	263,289
Marathon Petroleum Corp.	18,087	1,156,664
Noble Energy, Inc.	21,986	423,450
Oil Search Ltd.	80,722	398,387
Petroleo Brasileiro SA — ADR	13,300	215,992
Pioneer Natural Resources Co.	5,047	620,882
Royal Dutch Shell PLC, A Shares	136,642	3,961,003

1

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.	38,734	$1,151,639
TC Energy Corp.	24,839	1,252,039
TOTAL SA	48,922	2,586,420
Valero Energy Corp.	10,738	1,041,371
Whitehaven Coal Ltd.	60,217	136,957
Williams Cos., Inc.	51,769	1,154,966

		28,874,754

Personal Products — 0.6%
Jamieson Wellness, Inc.	65,883	1,188,505

Pharmaceuticals — 0.1%
Sundial Growers, Inc.(a)	36,936	120,042

Specialty Retail — 0.8%
Tractor Supply Co.	16,851	1,601,182

Trading Companies & Distributors — 0.0%
Yellow Cake PLC(a)(c)	41,269	99,539

Total Common Stocks — 49.0% (Cost: $85,522,067)		98,256,974

Warrants — 0.0%

Biotechnology — 0.0%
Stillcanna, Inc. (1 Share for 1/2 Warrant, Expires 04/25/20, Strike Price USD 1.73)(a)(d)	220,464	2

Metals & Mining — 0.0%
First Cobalt Corp. (1 Share for 1 Warrant, Expires 03/15/20, Strike Price CAD 1.50)(a)(d)	125,498	1

Total Warrants — 0.0% (Cost: $10)		3

Total Long-Term Investments — 49.0% (Cost: $85,522,077)		98,256,977

Security	Shares	Value

Short-Term Securities — 51.4%

Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(e)(h)	2,374,792	$2,374,792
SL Liquidity Series, LLC, Money Market Series, 2.02%(e)(f)(h)	2,921,090	2,921,674

Total Money Market Funds — 2.7% (Cost: $5,296,378)		5,296,466

	Par (000)

U.S. Treasury Obligations — 48.7%
U.S. Treasury Bills(g):
2.38%, 11/07/19	$16,000	15,995,754
1.63%, 11/21/19	18,000	17,984,775
2.18%, 12/05/19	16,000	15,977,443
2.05%, 01/02/20	16,000	15,957,358
1.92%, 02/06/20	16,000	15,934,144
1.69%, 03/12/20	16,000	15,910,093

Total U.S. Treasury Obligations — 48.7% (Cost: $97,708,544)		97,759,567

Total Short-Term Securities — 51.4% (Cost: $103,004,922)		103,056,033

Total Investments — 100.4% (Cost: $188,526,999)		201,313,010

Liabilities in Excess of Other Assets — (0.4)%		(725,103)

Net Assets — 100.0%		$200,587,907

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	Rates are discount rates or a range of discount rates as of period end.
(h)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	1,534,349	840,443	2,374,792	$2,374,792	$11,203		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,619,352	1,301,738	2,921,090	2,921,674	10,907	(b)	33	—

				$5,296,466	$22,110		$33	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Commodity Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

						Notional			Upfront Premium	Unrealized
Paid by the Fund		Received by the Fund			Termination	Amount			Paid	Appreciation
Reference	Frequency	Reference	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)

3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	12/13/19	USD	1,780	$(72,638)	$—	$(72,638)
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	01/22/20	USD	30,781	(750,841)	—	(750,841)
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	01/29/20	USD	1,809	(53,719)	—	(53,719)
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	01/30/20	USD	3,644	(76,670)	—	(76,670)
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMTR	At Termination	Royal Bank of Canada	02/14/20	USD	4,704	(44,640)	—	(44,640)
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	03/12/20	USD	33,353	(689,899)	—	(689,899)
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	03/14/20	USD	2,371	(62,767)	—	(62,767)
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	05/15/20	USD	2,471	(13,562)	—	(13,562)
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	05/29/20	USD	1,162	(2,449)	—	(2,449)
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	06/25/20	USD	1,404	(10,871)	—	(10,871)
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	07/02/20	USD	3,976	59,436	—	59,436
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMRAGT	At Termination	JPMorgan Chase Bank N.A.	09/24/20	USD	1,383	44,567	—	44,567
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	09/24/20	USD	1,521	(43,648)	—	(43,648)
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	09/24/20	USD	873	10,325	—	10,325
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMRLIT	At Termination	JPMorgan Chase Bank N.A.	09/24/20	USD	281	5,859	—	5,859
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMRPRT	At Termination	JPMorgan Chase Bank N.A.	09/24/20	USD	916	(17,777)	—	(17,777)
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMTR	At Termination	JPMorgan Chase Bank N.A.	10/15/20	USD	5,578	61,891	—	61,891
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	10/19/20	USD	1,003	8,560	—	8,560
3-month U.S. Treasury Bill, 1.63%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	10/29/20	USD	1,502	(6,728)	—	(6,728)

								$(1,655,571)	$—	$(1,655,571)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

3

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Commodity Strategies Fund

Currency

CAD	Canadian Dollar

USD	U.S. Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM

BCOMRENT	Bloomberg Roll Select Energy Subindex Total ReturnSM

BCOMRINT	Bloomberg Roll Select Industrial Metals Subindex Total ReturnSM

BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM

BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM

BCOMRST	Bloomberg Roll Select Commodity Total Return IndexSM

BCOMTR	Bloomberg Commodity Index Total ReturnSM

CDI	CREST Depository Interest

GDR	Global Depositary Receipts

OTC	Over-the-counter

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Beverages	$1,147,309	$—	$—	$1,147,309
Biotechnology	130,561	—	—	130,561
Chemicals	3,828,910	3,393,291	—	7,222,201
Containers & Packaging	1,417,747	—	—	1,417,747
Electronic Equipment, Instruments & Components	595,409	—	—	595,409
Energy Equipment & Services	776,690	—	—	776,690
Food & Staples Retailing	4,264,829	—	—	4,264,829
Food Products	10,672,462	4,036,092	—	14,708,554
Internet & Direct Marketing Retail	570,433	1,507,515	—	2,077,948
Machinery	2,735,536	—	—	2,735,536
Metals & Mining	19,209,325	12,086,843	—	31,296,168
Oil, Gas & Consumable Fuels	16,183,399	12,691,355	—	28,874,754
Personal Products	1,188,505	—	—	1,188,505
Pharmaceuticals	120,042	—	—	120,042
Specialty Retail	1,601,182	—	—	1,601,182
Trading Companies & Distributors	99,539	—	—	99,539
Warrants	—	—	3	3

4

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Commodity Strategies Fund

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short Term Securities:
Money Market Funds	$2,374,792	$—	$—	$2,374,792
U.S. Treasury Obligations	—	97,759,567	—	97,759,567

Subtotal	$66,916,670	$131,474,663	$3	$198,391,336

Investments Valued at Net Asset Value (“NAV”)(a)				2,921,674

Total Investments				$201,313,010

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets:
Commodity contracts	$—	$190,638	$—	$190,638
Liabilities:
Commodity contracts	—	(1,846,209)	—	(1,846,209)

	$—	$(1,655,571)	$—	$(1,655,571)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

5